Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Information With Respect to Stock Options
The below tables present information with respect to stock options:
(in thousands, except for exercise price)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2023	1,029	$12.82
Options exercised	(97)	10.73
Options canceled/forfeited	(12)	13.40
Outstanding at December 31, 2023	920	$13.04	$28,053
Vested and expected to vest at December 31, 2023	920	$13.04	$28,046
Total shares exercisable at December 31, 2023	898	$13.12	$27,299
Shares remaining available for future grant	—

(in thousands, except for grant date fair value)	2023	2022	2021
Option expense recorded, in thousands, for the year ended December 31,	$2,813	$5,640	$9,497
Weighted average grant date fair value	$—	$—	$60.48
Total intrinsic value of stock options exercised, in thousands, for the year ended December 31,	$2,700	$3,663	$5,927
Cash received for options exercised	$1,069	$1,286	$1,156

Schedule of Assumptions for Fair Value of Options at the Date of the Grant
Issuance date fair value of the Warrant was determined to be $14.3 million based on using the Black-Scholes model with the following assumptions:

Expected term	5.0 years
Risk free interest rate	0.85%
Expected volatility	53.78%
Expected dividend yield	None
Fair value (per warrant)	$28.65

The fair value of options at the date of the grant was estimated using the Black-Scholes model with the following assumptions for the period ending December 31, 2021:

2021
Expected option life	3.1 years
Weighted average risk-free interest rate	0.4%
Weighted average expected volatility	56.5%
Expected dividend yield	None

Schedule of Share-based Compensation by Exercise Price Range	Stock options outstanding at December 31, 2023 are summarized as follows:
Range of exercise prices	Number outstanding (in thousands)	Weighted average remaining life
$0.73 - $35.26	920	5.95 years

Summary of Restricted Stock Awards Activity
Current year activity with respect to the Company’s non-vested RSUs is as follows:

(in thousands, except weighted average fair value)	Shares	Weighted Average grant- date fair value
Balance at January 1, 2023	512	$35.96
Granted	625	35.74
Vested	(210)	34.10
Canceled/forfeited	(88)	38.17
Balance at December 31, 2023	839	$35.83

The below table presents information with respect to RSUs:

(in thousands)	2023	2022	2021
Service-based RSU	$9,189	$6,615	$3,172
Performance-based RSU	2,257	845	774
Total stock-based compensation expense related to RSUs	$11,446	$7,460	$3,946